OTHER LOSS (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Schedule of Other Loss
Other loss is as follows:

	Year Ended December 31,
	2020	2019
Other expenses:
Other expenses	$(428)	$—
Total other expenses	(428)	—
Other income:
Forgiveness of PPP loan (Note 12)	181	—
Other gain	137	—
Total other income	318	—
Total other loss	$(110)	$—